Accumulated Other Comprehensive Earnings (Table 2) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign currency translation adjustments, pre-tax	$ 0.2	$ (0.6)
Foreign currency translation adjustments, tax	0.0	0.2
Foreign currency translation adjustments	0.2	(0.4)
Other comprehensive earnings (loss)	(882.7)	911.4	$ 91.3
Comprehensive earnings (loss) attributable to noncontrolling interests	(47.1)	(41.3)	(64.8)
Liberty Global [Member]
Foreign currency translation adjustments, pre-tax	(816.4)	896.4	76.0
Cash flow hedges			15.1
Pension related adjustments, pre-tax	(89.9)	12.1	6.0
Other comprehensive earnings (loss), pre- tax	(906.3)	908.5	97.1
Other comprehensive earnings (loss) attributable to noncontrolling interests	0.8	17.3	0.1
Other comprehensive earnings (loss) attributable to Liberty Global stockholders, pre-tax	(905.5)	925.8	97.2
Foreign currency translation adjustments, tax	6.3	4.4	(0.6)
Unrealized income (loss) on cash flow hedges, tax			(4.6)
Pension related adjustments, tax	17.3	(1.5)	(0.6)
Other comprehensive earnings (loss), tax	23.6	2.9	(5.8)
Other comprehensive earnings (loss) attributable to noncontrolling interests, tax	(0.3)	(0.4)	(0.4)
Other comprehensive earnings (loss) attributable to Liberty Global stockholders, tax	23.3	2.5	(6.2)
Foreign currency translation adjustments	(810.1)	900.8	75.4
Unrealized income (loss) on cash flow hedges, net of tax			10.5
Pension related adjustments, net of tax	(72.6)	10.6	5.4
Other comprehensive earnings (loss)	(882.7)	911.4	91.3
Comprehensive earnings (loss) attributable to noncontrolling interests	0.5	16.9	(0.3)
Other comprehensive earnings (loss) attributed to noncontrolling interests	$ (882.2)	$ 928.3	$ 91.0